First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – Principal Blue Chip Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 9.0%
Entertainment 2.7%
Netflix, Inc.(a)	164,842	56,949,614
Interactive Media & Services 6.3%
Alphabet, Inc., Class A(a)	863,953	89,617,845
Alphabet, Inc., Class C(a)	393,300	40,903,200
Total		130,521,045
Total Communication Services		187,470,659
Consumer Discretionary 12.3%
Broadline Retail 7.0%
Amazon.com, Inc.(a)	1,416,161	146,275,270
Hotels, Restaurants & Leisure 2.5%
Hilton Worldwide Holdings, Inc.	380,786	53,641,324
Specialty Retail 2.8%
CarMax, Inc.(a)	215,573	13,857,032
O’Reilly Automotive, Inc.(a)	52,063	44,200,446
Total		58,057,478
Total Consumer Discretionary		257,974,072
Consumer Staples 1.0%
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale Corp.	41,332	20,536,631
Total Consumer Staples		20,536,631
Financials 28.0%
Capital Markets 14.5%
Brookfield Asset Management Ltd., Class A	599,177	19,605,071
Brookfield Corp.	2,586,283	84,286,963
Charles Schwab Corp. (The)	654,078	34,260,606
KKR & Co., Inc., Class A	730,179	38,349,001
Moody’s Corp.	257,314	78,743,230
S&P Global, Inc.	137,631	47,451,040
Total		302,695,911
Financial Services 9.6%
MasterCard, Inc., Class A	270,150	98,175,211
Visa, Inc., Class A	453,326	102,206,880
Total		200,382,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.9%
Progressive Corp. (The)	571,425	81,748,061
Total Financials		584,826,063
Health Care 7.3%
Health Care Equipment & Supplies 1.4%
IDEXX Laboratories, Inc.(a)	43,247	21,626,960
Intuitive Surgical, Inc.(a)	25,190	6,435,289
Total		28,062,249
Life Sciences Tools & Services 3.9%
Danaher Corp.	326,552	82,304,166
Pharmaceuticals 2.0%
Zoetis, Inc.	251,908	41,927,568
Total Health Care		152,293,983
Industrials 12.4%
Aerospace & Defense 5.1%
TransDigm Group, Inc.	144,488	106,494,880
Commercial Services & Supplies 2.0%
Copart, Inc.(a)	569,871	42,859,998
Ground Transportation 2.9%
Union Pacific Corp.	303,180	61,018,007
Professional Services 2.4%
CoStar Group, Inc.(a)	720,612	49,614,136
Total Industrials		259,987,021
Information Technology 23.2%
Semiconductors & Semiconductor Equipment 0.5%
NVIDIA Corp.	43,046	11,956,888
Software 22.7%
Adobe, Inc.(a)	217,429	83,790,614
Intuit, Inc.	179,969	80,235,579
Microsoft Corp.	884,905	255,118,111
Roper Technologies, Inc.	116,543	51,359,335
Salesforce, Inc.(a)	18,022	3,600,435
Total		474,104,074
Total Information Technology		486,060,962
2	CTIVP® – Principal Blue Chip Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.4%
Chemicals 2.4%
Linde PLC	101,240	35,984,746
Sherwin-Williams Co. (The)	67,369	15,142,530
Total		51,127,276
Total Materials		51,127,276
Real Estate 4.5%
Specialized REITs 4.5%
American Tower Corp.	430,086	87,883,773
SBA Communications Corp.	19,856	5,183,806
Total		93,067,579
Total Real Estate		93,067,579
Total Common Stocks (Cost $1,811,062,083)		2,093,344,246

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	42,794	42,785
Total Money Market Funds (Cost $42,785)		42,785
Total Investments in Securities (Cost: $1,811,104,868)		2,093,387,031
Other Assets & Liabilities, Net		(2,898,926)
Net Assets		2,090,488,105

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	24,180,590	129,374,826	(153,512,052)	(579)	42,785	1,611	80,568	42,794
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Principal Blue Chip Growth Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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